Qualitative and Quantitative Information of Financial Risks (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Abstract]
Summary of Contracts Holding

The Group is holding the following contracts:

As at December 31, 2021

(EUR thousand)		0 to 6 months	6 to 9 months	9 to 12 months	Total	Carrying amount	Line item in the statement of financial position
Notional amount	Forward			36,702	36,702	(21)	Current financial liabilities
Average forward rate (EUR/DKK)				7.438	—
Notional amount	Forward			9,372	9,372	50	Other current financial assets
Average forward rate (EUR/USD)				1.139	—
Notional amount	Forward			990	990	20	Other current financial assets
Average forward rate (EUR/JPY)				128.750	—
Total					47,064	49

As at December 31, 2020

(EUR thousand)		0 to 6 months	6 to 9 months	9 to 12 months	Total	Carrying amount	Line item in the statement of financial position
Notional amount	Forward			19,554	19,554	(12)	Current financial liabilities
Average forward rate (EUR/DKK)				7.447	—
Notional amount	Forward			6,246	6,246	19	Other current financial assets
Average forward rate (EUR/USD)				1.230	—
Notional amount	Forward			1,203	1,203	(3)	Current financial liabilities
Average forward rate (EUR/CHF)				1.082	—
Notional amount	Forward			1,008	1,008	(0)	Current financial liabilities
Average forward rate (EUR/JPY)				126.55	—
Total					28,011	4

Financial Liabilities Composition and Impact of Hedging Instrument on Statement of Financial Position

The financial liabilities composition and the impact of the hedging instrument on the statement of financial position as at December 31, 2021 and December 31, 2020 are as follows:

As at December 31, 2021:

(EUR thousand)	IRS	FIX	Floating	Total nominal amount	Effect amortized cost	Total	MtM IRS Derivates	Line item in the statement of financial position
Bank loans	167,864	2,686	404	170,954	(391)	170,563	(1,681)	Current financial liabilities/ Non-current financial liabilities
Bank overdrafts	—	—	37	37	—	37	—	Other financial liabilities
Financial payables for share acquisition	—	—	—	—	—	—	—	Current financial liabilities
Financial liabilities due to related parties	—	940	—	940	—	940	—	Current financial liabilities
Financial liabilities due to other lenders	—	2,524	—	2,524	—	2,524	—	Current financial liabilities/ Non-current financial liabilities
Notes	—	50,000	—	50,000	(380)	49,620	—	Non-current financial liabilities
Total	167,864	56,150	441	224,455	(771)	223,684	(1,681)

Percentage on Total	75%	25%	0%

As at December 31, 2020:

(EUR thousand)	IRS	FIX	Floating	Total nominal amount	Effect amortized cost	Total	MtM IRS Derivates	Line item in the statement of financial position
Bank loans	229,772	12,838	44,355	286,965	(695)	286,270	(4,402)	Current financial liabilities/ Non-current financial liabilities
Bank overdrafts	—	—	582	582	—	582	—	Other financial liabilities
Financial payables for share acquisition	—	—	7,927	7,927	—	7,927	—	Current financial liabilities
Financial liabilities due to related parties	—	968	—	968	—	968	—	Current financial liabilities
Notes	—	50,000	—	50,000	(427)	49,573	—	Non-current financial liabilities
Total	229,772	63,806	52,864	346,442	(1,122)	345,320	(4,402)

Percentage on Total	67%	18%	15%

Impact of Hedging on Equity in Cash Flow Hedge Reserve

The risk arising from to net investment in foreign subsidiaries is monitored; no active hedging is currently being performed. With regard to commodity risk, the Group enters into fixed-price contracts for certain utilities.

Set out below is the impact of hedging on equity in “cash flow hedge reserve”:

(EUR thousand)	2021	2020
As at 1 January	3,345	2,796
Interest Rate Swap	(2,721)	722
Tax effect	653	(173)
As at 31 December	1,277	3,345

Schedule of Interest Rate and Exchange Rate Sensitivity

The following table presents an analysis of sensitivity to a change in (i) interest rates on the portion of loans and borrowings affected (nearly zero due to the early repayment of almost all the loans with floating rate), and (ii) exchange rates for the currencies the Group is majorly exposed to. With all other variables held constant, the Group’s marginality is affected as follows:

As at December 31, 2021

Interest rate sensitivity
(EUR thousand)	Increase/decrease in interest rate		Effect on profit before tax
	+20 BP	-20 BP	—	—
	+50 BP	-50 BP	—	—
	+100 BP	-100 BP	—	—

Exchange rate sensitivity
(EUR thousand)	Increase/decrease in percentage points		Effect on EBITDA
Euro	1%	(1)%	(1,190)	1,214
US dollar	3%	(3)%	(3,500)	3,716
	5%	(5)%	(5,722)	6,324

Euro	1%	(1)%	156	(159)
Mexican Pesos	3%	(3)%	459	(487)
	5%	(5)%	750	(829)

As at December 31, 2020

Interest rate sensitivity
(EUR thousand)	Increase/decrease in interest rate		Effect on profit before tax
	+20 BP	-20 BP	(21)	11
	+50 BP	-50 BP	(111)	26
	+100 BP	-100 BP	(406)	53

Exchange rate sensitivity
(EUR thousand)	Increase/decrease in percentage points		Effect on EBITDA
Euro	1%	(1)%	(862)	879
US dollar	3%	(3)%	(2,534)	2,691
	5%	(5)%	(4,144)	4,580

Euro	1%	(1)%	128	(131)
Mexican Pesos	3%	(3)%	377	(400)
	5%	(5)%	616	(681)

Schedule of Due Dates of Financial and Other Liabilities

The following table summarizes the due dates of the Group’s financial and other liabilities at December 31, 2021 and at December 31, 2020 on the basis of contractual payments which have not been discounted:

As at December 31, 2021
(EUR thousand)	Due within one year	Due between one and five years	Due beyond five years	Total
Bank overdrafts	37	—	—	37
Borrowings from banks (*)	36,357	134,006	591	170,954
Notes (*)	—	—	50,000	50,000
Lease liabilities (**)	6,046	12,751	6,961	25,758
Other Financial liabilities	2,729	735		3,464
Trade payables	164,787	—	—	164,787
Tax payables	19,440	—	—	19,440
Other liabilities	65,813	1,808	—	67,621
Employee Benefits	—	11,853	—	11,853
Total liabilities	295,209	161,153	57,552	513,914

(*) The corresponding balance reported in the financial statement position is EUR 170,562 thousand and EUR 49,620 thousand respectively at 31 December 2021 and refers to adoption of amortized cost.

(**) The corresponding balance in the financial statement position is EUR 23,127 thousand and refers to adoption of IFRS 16.

As at December 31, 2020
(EUR thousand)	Due within one year	Due between one and five years	Due beyond five years	Total
Bank overdrafts	582	—	—	582
Borrowings from banks (*)	62,169	216,717	8,079	286,965
Notes (*)	—	—	50,000	50,000
Lease liabilities (**)	5,954	14,868	7,706	28,528
Other Financial liabilities	8,896	—	—	8,896
Trade payables	118,740	—	—	118,740
Tax payables	19,126	—	—	19,126
Other liabilities	43,683	1,715	93	45,491
Employee Benefits	—	29,725	—	29,725
Total liabilities	259,150	263,025	65,878	588,053

(*) The corresponding balance reported in the financial statement position is EUR 286,270 thousand and EUR 49,573 thousand respectively at 31 December 2020 and refers to adoption of amortized cost.

(**) The corresponding balance in the financial statement position is EUR 25,621 thousand and refers to adoption of IFRS 16.